Revenues from contracts with customers - Schedule of disaggregated revenue information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales	€ 114,797	€ 62,984	€ 65,938
Other revenue from contract with customers	245,709	284,202	43,419
Other non-IFRS 15 revenue	797	899	965
REVENUES	361,303	348,086	110,321
Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales	85,228	62,984	65,938
Other revenue from contract with customers	23	18	0
Other non-IFRS 15 revenue	0	0	0
REVENUES	85,251	63,002	65,938
COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales	29,568	0	0
Other revenue from contract with customers	280,010	253,314	0
Other non-IFRS 15 revenue	0	0	0
REVENUES	309,578	253,314	0
Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales	0	0	0
Other revenue from contract with customers	5,565	3,257	31,604
Other non-IFRS 15 revenue	0	0	0
REVENUES	5,565	3,257	31,604
Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales	0	0	0
Other revenue from contract with customers	(39,888)	27,613	11,814
Other non-IFRS 15 revenue	797	899	965
REVENUES	€ (39,091)	€ 28,512	€ 12,779